NEUBERGER BERMAN INCOME FUNDS(R)

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR NEUBERGER BERMAN INCOME FUNDS DATED FEBRUARY 25, 2005 AND JUNE 10, 2005.

THE PARAGRAPH IN THE SECTION ENTITLED "CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS" FOR THE STATEMENT OF ADDITIONAL INFORMATION FOR NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN GOVERNMENT MONEY FUND, NEUBERGER BERMAN HIGH INCOME BOND FUND, NEUBERGER BERMAN LIMITED MATURITY BOND FUND, NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST IS AMENDED TO READ:

      For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for Neuberger Berman GOVERNMENT MONEY Fund), other money market funds (except for Neuberger Berman GOVERNMENT MONEY Fund and Neuberger Berman CASH RESERVES) and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman HIGH INCOME Bond Fund normally invest. These investments may produce taxable income and after-tax yields for Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust that are lower than the tax-equivalent yields available on municipal securities at the time. Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Under the exemptive order, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, and Neuberger Berman MUNICIPAL MONEY Fund cannot invest in an unregistered fund that does not comply with rule 2a-7.

THE PARAGRAPH IN THE SECTION ENTITLED "CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS" FOR THE STATEMENTS OF ADDITIONAL INFORMATION FOR NEUBERGER BERMAN STRATEGIC INCOME FUND AND LEHMAN BROTHERS CORE BOND FUND IS AMENDED TO READ:

      For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which the Fund normally invests. Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which

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will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 21, 2005.

                                    NEUBERGER BERMAN
                                    A LEHMAN BROTHERS COMPANY
                                    NEUBERGER BERMAN MANAGEMENT, INC.
                                    605 Third Avenue  2nd Floor
                                    New York, NY  10158-0180
                                    SHAREHOLDER SERVICES
                                    800.877.9700
                                    INSTITUTIONAL SERVICES
                                    800.366.6264
                                    www.nb.com